Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	$ 5,616	$ 5,762
Due within 1 year [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	1,090	1,062
Due after 1 year but within 2 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	1,805	1,081
Due after 2 years but within 3 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	582	902
Due after 3 years but within 4 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	475	690
Due after 4 years but within 5 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	470	624
Due after 5 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	$ 1,194	$ 1,403